Financial Assets and Financial Liabilities - Summary of Financial Assets at Amortized Cost and at Fair Value through OCI and Profit or Loss (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Total financial assets	€ 7,415.2	€ 12,784.6
Total current	7,335.0	12,763.3
Total non-current	80.2	21.3
Foreign exchange forward contracts | Derivatives not designated as hedging instruments
Disclosure of financial assets [line items]
Total financial assets	183.7	5.7
Non-listed equity investments | Equity instruments designated at fair value through OCI
Disclosure of financial assets [line items]
Total financial assets	57.1	19.5
Listed equity investments | Equity instruments designated at fair value through OCI
Disclosure of financial assets [line items]
Total financial assets	20.0	0.0
Trade and other receivables | Financial assets at amortized cost
Disclosure of financial assets [line items]
Total financial assets	7,145.6	12,381.7
Cash deposit with an original term of six months | Financial assets at amortized cost
Disclosure of financial assets [line items]
Total financial assets	0.0	375.2
Other financial assets | Financial assets at amortized cost
Disclosure of financial assets [line items]
Total financial assets	€ 8.8	€ 2.5